Average Annual Total Returns - ClearBridge Sustainability Leaders Fund	Mar. 01, 2021
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.89%	[1]
5 Years	15.43%	[1]
Since Inception	13.03%	[1]
Class A
Average Annual Return:
1 Year	27.57%
5 Years	16.85%
Since Inception	15.59%
Inception Date	Nov. 02, 2015
Class FI
Average Annual Return:
1 Year	35.25%
5 Years	18.23%
Since Inception	15.36%
Inception Date	Mar. 31, 2015
Class I
Average Annual Return:
1 Year	35.74%
5 Years	18.65%
Since Inception	15.76%
Inception Date	Mar. 31, 2015
Class I | Return after taxes on distributions
Average Annual Return:
1 Year	34.11%
5 Years	18.21%
Since Inception	15.32%
Class I | Return after taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	21.76%
5 Years	15.08%
Since Inception	12.72%
Class IS
Average Annual Return:
1 Year	35.79%
5 Years	18.69%
Since Inception	15.81%
Inception Date	Mar. 31, 2015

[1]	For Class A shares, for the period from the class’ inception date to December 31, 2020, the average annual total return of the Russell 3000 Index was 14.28%.